Right-of-use Assets and Lease Liabilities - Recognized Right-of-Use Assets & Liabilities Relate to types (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Total right-of-use assets	$ 115,176	$ 67,741
Total right-of-use liabilities	119,318	69,311
Property, plant and equipment [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Total right-of-use assets	114,618	67,272
Total right-of-use liabilities	118,760	68,842
Vehicles
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Total right-of-use assets	558	469
Total right-of-use liabilities	$ 558	$ 469